Notes Payable (Details 1)	Dec. 31, 2024 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
2025	$ 773,159
2026	358,199
2027	7,120
2028	7,597
2029	8,145
Thereafter	83,708
Total	$ 1,237,928